Fair Value, Assets and Liabilities, Fair Value on a Nonrecurring Basis (Details) - Nonrecurring [Member] - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	$ 623	$ 1,392
Loans	1,662	797
Other assets	2,509	2,158
Total assets after derivative netting	9,234	9,166
Nonmarketable equity securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nonmarketable equity securities	4,440	4,744
Total Commercial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	1,565	285
Mortgage servicing rights	0	75
Total Consumer [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	97	512
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	326	838
Loans	1,662	797
Other assets	2,451	1,862
Total assets after derivative netting	6,525	5,423
Level 2 [Member] | Nonmarketable equity securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nonmarketable equity securities	2,086	1,926
Level 2 [Member] | Total Commercial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	1,565	285
Mortgage servicing rights	0	0
Level 2 [Member] | Total Consumer [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	97	512
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	297	554
Loans	0	0
Other assets	58	296
Total assets after derivative netting	2,709	3,743
Level 3 [Member] | Nonmarketable equity securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nonmarketable equity securities	2,354	2,818
Level 3 [Member] | Total Commercial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	0
Mortgage servicing rights	0	75
Level 3 [Member] | Total Consumer [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	$ 0	$ 0